Trade and other receivables and deposits, net (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of trade and other receivables

	(Unaudited) June 30, 2026 S$	(Audited) December 31, 2025 S$
Trade receivables	328,161	184,206
Less: allowance for expected credit losses	(10,850)	(8,392)

Total trade receivables	317,311	175,814

Other receivables and deposits
Prepayments	164,643	83,562
Deposits	5,565	5,533

Total other receivables and deposits	170,208	89,095

Total trade and other receivables and deposits	487,519	264,909

Schedule of loss allowance

The movement in allowance for expected credit losses of receivables computed based on lifetime and 12-month ECL was as follows:

	(Unaudited) June 30, 2026 S$	(Audited) December 31, 2025 S$
Balance at beginning of the period	8,392	4,357
Provision for expected credit losses	20,177	5,166
Amounts written off during the period/year	(17,719)	(1,131)

Balance at end of the period	10,850	8,392

Schedule of credit risk

	Expected loss rate %	Gross carrying amount S$	Loss allowance S$
June 30, 2026
Current (not past due)	0%	1,566	-
1-30 days past due	0%	248,925	-
31-60 days past due	0%	39,765	-
61-90 days past due	0%	20,641	-
More than 90 days past due	63%	17,264	10,850

		328,161	10,850

	Expected loss rate %	Gross carrying amount S$	Loss allowance S$
December 31, 2025
Current (not past due)	0%	145,483	-
1-30 days past due	0%	12,384	-
31-60 days past due	0%	3,052	-
More than 90 days past due	36%	23,287	8,392

		184,206	8,392